RELATED PARTIES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Parties
Short-term benefits (i)	R$ 52.4	R$ 56.7	R$ 52.2
Share-based payments (ii)	133.1	99.7	80.7
Social security (iii)	28.6	18.1	14.4
Total key Management remuneration	R$ 214.1	R$ 174.5	R$ 147.3